Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

July 31, 2019

IVF-QTLY-0919
1.804818.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 1.1%
CSL Ltd.	215,089	$33,563,001
Bailiwick of Jersey - 0.9%
Experian PLC	915,518	27,834,036
Bermuda - 0.8%
IHS Markit Ltd. (a)	389,588	25,097,259
Brazil - 3.3%
BM&F BOVESPA SA	2,642,700	29,215,222
Equatorial Energia SA	795,500	19,698,075
Lojas Renner SA	2,006,500	24,952,766
Rumo SA (a)	4,561,900	26,202,221

TOTAL BRAZIL		100,068,284

Canada - 9.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	468,618	28,724,955
Brookfield Asset Management, Inc.	610,345	29,906,905
Canadian National Railway Co.	362,374	34,298,954
Canadian Pacific Railway Ltd.	122,891	29,340,948
CGI Group, Inc. Class A (sub. vtg.) (a)	327,485	25,205,278
Constellation Software, Inc.	28,424	27,043,289
Open Text Corp.	523,400	22,323,220
Restaurant Brands International, Inc.	368,500	27,139,112
Thomson Reuters Corp.	321,100	21,565,619
Waste Connection, Inc. (Canada)	290,352	26,335,837

TOTAL CANADA		271,884,117

Cayman Islands - 5.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	346,624	60,004,081
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	266,676	27,816,974
Shenzhou International Group Holdings Ltd.	1,940,200	26,760,625
Tencent Holdings Ltd.	1,351,000	62,947,107

TOTAL CAYMAN ISLANDS		177,528,787

Denmark - 1.9%
DSV de Sammensluttede Vognmaend A/S	282,500	27,011,251
ORSTED A/S (b)	311,670	28,469,722

TOTAL DENMARK		55,480,973

France - 12.2%
Air Liquide SA	232,100	32,116,837
Capgemini SA	229,000	29,216,221
Dassault Systemes SA	179,157	27,369,098
Edenred SA	545,458	27,437,672
Hermes International SCA	37,678	26,552,297
Kering SA	56,444	29,336,007
L'Oreal SA	128,671	34,470,189
LVMH Moet Hennessy Louis Vuitton SE	95,960	39,637,157
Pernod Ricard SA	165,282	29,100,929
Safran SA	211,236	30,363,897
SR Teleperformance SA	130,254	27,338,647
VINCI SA	304,329	31,304,413

TOTAL FRANCE		364,243,364

Germany - 7.0%
adidas AG	103,111	33,050,359
Deutsche Borse AG	198,800	27,597,912
Linde PLC	126,500	24,331,168
RWE AG	1,013,400	27,440,055
SAP SE	343,100	41,939,191
Symrise AG	279,200	25,850,983
Vonovia SE	585,600	28,691,952

TOTAL GERMANY		208,901,620

Hong Kong - 1.4%
AIA Group Ltd.	4,033,400	41,284,948
India - 3.8%
HDFC Bank Ltd.	765,682	24,943,580
Housing Development Finance Corp. Ltd.	1,021,904	31,376,569
Kotak Mahindra Bank Ltd.	1,221,264	26,851,178
Reliance Industries Ltd.	1,774,713	29,878,455

TOTAL INDIA		113,049,782

Indonesia - 1.0%
PT Bank Central Asia Tbk	13,203,500	28,986,679
Ireland - 1.7%
Kerry Group PLC Class A	218,900	25,540,770
Kingspan Group PLC (Ireland)	492,608	24,157,545

TOTAL IRELAND		49,698,315

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	183,845	28,076,808
Italy - 2.8%
Amplifon SpA	1,070,254	26,396,702
Enel SpA	4,479,800	30,644,645
Moncler SpA	616,764	25,378,105

TOTAL ITALY		82,419,452

Japan - 5.1%
Hoya Corp.	377,900	29,196,153
Kao Corp.	382,900	27,944,337
Keyence Corp.	52,580	30,511,769
OBIC Co. Ltd.	236,300	25,348,111
Recruit Holdings Co. Ltd.	902,800	30,571,044
Shiseido Co. Ltd.	104,000	7,652,795

TOTAL JAPAN		151,224,209

Netherlands - 7.4%
ASML Holding NV (Netherlands)	175,360	39,074,444
Ferrari NV	168,500	27,168,022
Heineken NV (Bearer)	269,200	28,942,187
Interxion Holding N.V. (a)	344,483	25,939,570
Unilever NV	785,900	45,553,619
Wolters Kluwer NV	360,800	26,185,031
Yandex NV Series A (a)	712,700	27,952,094

TOTAL NETHERLANDS		220,814,967

Philippines - 0.8%
SM Prime Holdings, Inc.	34,219,200	24,435,118
South Africa - 1.7%
Capitec Bank Holdings Ltd.	156,820	12,836,417
Naspers Ltd. Class N	161,557	39,381,181

TOTAL SOUTH AFRICA		52,217,598

Spain - 3.7%
Amadeus IT Holding SA Class A	356,600	28,169,802
Cellnex Telecom SA (b)	702,773	26,365,393
Ferrovial SA	987,600	25,746,584
Iberdrola SA	3,322,244	31,518,095

TOTAL SPAIN		111,799,874

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	1,241,900	28,485,627
Hexagon AB (B Shares)	562,500	27,364,471

TOTAL SWEDEN		55,850,098

Switzerland - 6.9%
Compagnie Financiere Richemont SA Series A	344,100	29,487,050
Givaudan SA	9,902	26,344,268
Nestle SA (Reg. S)	665,600	70,611,653
Partners Group Holding AG	34,236	27,339,230
Sika AG	185,300	26,829,420
Temenos Group AG	151,467	26,819,505

TOTAL SWITZERLAND		207,431,126

United Kingdom - 5.6%
Atlassian Corp. PLC (a)	109,500	15,343,140
Compass Group PLC	1,165,688	29,492,521
Diageo PLC	951,822	39,691,168
London Stock Exchange Group PLC	336,000	27,074,472
RELX PLC (London Stock Exchange)	1,323,430	31,440,083
Rentokil Initial PLC	4,935,900	26,111,084

TOTAL UNITED KINGDOM		169,152,468

United States of America - 11.9%
Adobe, Inc. (a)	80,339	24,010,114
American Tower Corp.	121,101	25,627,394
Ecolab, Inc.	123,785	24,971,148
Fiserv, Inc. (a)	252,359	26,606,209
Global Payments, Inc.	160,902	27,018,664
Hilton Worldwide Holdings, Inc.	264,300	25,518,165
MasterCard, Inc. Class A	91,624	24,946,466
Moody's Corp.	125,260	26,848,228
Prologis, Inc.	310,500	25,029,405
S&P Global, Inc.	109,700	26,871,015
Thermo Fisher Scientific, Inc.	87,795	24,378,916
TransDigm Group, Inc. (a)	50,550	24,538,992
Visa, Inc. Class A	140,612	25,028,936
Yum! Brands, Inc. (c)	223,800	25,181,976

TOTAL UNITED STATES OF AMERICA		356,575,628

TOTAL COMMON STOCKS
(Cost $2,388,470,808)		2,957,618,511

Money Market Funds - 1.9%
Fidelity Cash Central Fund 2.43% (d)	57,125,963	57,137,388
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	57,869	57,875
TOTAL MONEY MARKET FUNDS
(Cost $57,195,243)		57,195,263
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,445,666,051)		3,014,813,774
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(21,405,481)
NET ASSETS - 100%		$2,993,408,293

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,835,115 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$853,871
Fidelity Securities Lending Cash Central Fund	567,790
Total	$1,421,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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